ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)					1 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 15, 2023 USD ($) $ / shares shares	Mar. 01, 2023 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 08, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2024 CNY (¥)	Nov. 28, 2024 USD ($)	Nov. 28, 2024 CNY (¥)	Oct. 10, 2024 USD ($)	Oct. 10, 2024 CNY (¥)	Oct. 15, 2023 shares	Feb. 28, 2023 $ / shares shares	Mar. 14, 2022 $ / shares shares	Oct. 25, 2021 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subdivision of shares description				the Company effected a one thousand-for-one subdivision of shares to shareholders
Common stock shares authorized | shares				50,000,000				100,000,000	50,000,000						50,000,000	50,000		50,000,000
Common stock, shares issued | shares				50,000,000					8,630,000						6,400,000	50,000	5,700,000
Common stock, par value | $ / shares				$ 0.001			$ 0.001	$ 0.001	$ 0.001							$ 1	$ 0.001	$ 0.001
Number of shares surrendered and cancelled | shares				44,300,000
Dividend shares issued | shares			700,000
Fair value of common stock dividends			$ 2,212,000
Dividend shares price per share | $ / shares			$ 3.16
Common stock shares outstanding | shares									7,780,000						6,400,000
Wang Jiaqian [Member] | Wuxi Jinbang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership sale percentage		85.00%
Guangzhou LOBO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity price									$ 2,501
Gain on disposal		$ 212,594							$ 623,518		$ 623,518
Guangzhou LOBO [Member] | Yang Chengliang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity price											$ 2,501	¥ 18,000	$ 1,275,762,000,000	¥ 9,180,000
Beijing LOBO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity price	$ 3,756,522						$ 3,756,522			¥ 27,000,000
Gain on disposal	50,907						$ 50,907
Accounts receivable	3,756,522
Accounts payable	3,547,826
Proceeds from divestiture of businesses	$ 208,696
Supplemental Agreement [Member] | Jiangsu LOBO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount					$ 1,437,646	¥ 10,000,000